16. INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Federal statutory rate	(21.00%)	(21.00%)
Increase in Income Taxes Resulting from:
Change in valuation allowance	21.00%	21.00%
Effective tax rate	0.00%	0.00%